Right to Use Assets and Lease Liabilities - Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Text Block [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	7 years 6 months
Operating Lease, Expense	$ 10,642	$ 0
Amortization of Leased Asset	$ 4,318	$ 0
Lessee, Operating Lease, Discount Rate	12.00%